Unaudited Pro Forma Net Loss Per Share	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Unaudited Pro Forma Net Loss Per Share
26. UNAUDITED PRO FORMA NET LOSS PER SHARE
The unaudited pro forma balance sheet information as of December 31, 2019 assumes 1) the automatic conversion of all of the outstanding convertible preferred shares into ordinary shares at a conversion ratio of 1:1 (except for
1-to-1.08
for Series
B-2
convertible preferred shares,
1-to-1.11
for Series C convertible preferred shares and
1-to-1.18
for Series
C-1
convertible preferred shares), as if the conversion had occurred as of December 31, 2019, 2) the issuance of 6,078,571 ordinary shares to Everest Medicines Limited (“Everest”), as if the conversion had occurred as of December 31, 2019, and 3) the Company’s authorized share capital had been changed into US$80,000 divided into 800,000,000 ordinary shares of a par value of US$0.0001 each as of December 31, 2019.
The unaudited pro forma net loss per ordinary share is computed using the weighted-average number of ordinary shares outstanding and assumes the automatic conversion of all of the Group’s outstanding mezzanine equity into ordinary shares upon the closing of the Group’s Qualified Public Offering, as if it had occurred on January 1, 2019. The Group believes the unaudited pro forma net loss per share provides material information to investors, as the automatic conversion of the Group’s outstanding mezzanine equity and the disclosure of pro forma net loss per ordinary share provides an indication of net loss per ordinary share that is comparable to what will be reported by the Group as a public company following the closing of the Qualified Public Offering.
The following table summarizes the unaudited pro forma net loss per share attributable to ordinary shareholders:

	For the year ended
	2019
	RMB	US$ (Note 2.5)
	(in thousands, except for loss per share)
Numerator
Net loss attributable to I-Mab	(1,451,950)	(208,560)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	(27,768)	(3,989)

Numerator for pro-forma basic and diluted net loss per share	(1,485,001)	(213,308)
Denominator
Weighted average number of ordinary shares outstanding	7,381,230	7,381,230
Pro-forma effect of the conversion of Series A Preferred Shares	30,227,056	30,227,056
Pro-forma effect of the conversion of Series B Preferred Shares	30,574,790	30,574,790
Pro-forma effect of the conversion of Series C Preferred Shares	34,420,469	34,420,469
Pro-forma effect of the conversion of Series C-1 Preferred Shares	775,872	775,872

Denominator for pro-forma basic and diluted net loss per share	103,379,417	103,379,417
Pro-forma net loss per share:
Basic	(14.36)	(2.06)

Diluted	(14.36)	(2.06)

The unaudited pro forma balance sheets and loss per share excluded the impacts of the Group’s share-based awards that are subject to IPO conditions.